Off Balance Sheet Transactions - Schedule of Different Off Balance Sheet Transactions (Detail) - ARS ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial investments [line items]
Custody of government and private securities and other assets held by third parties		$ 10,752,005,153	$ 7,594,052,499
Preferred and other collaterals received from customers	[1]	1,881,347,218	1,752,794,952
Checks already deposited and pending clearance		253,128,917	237,394,262
Outstanding checks not yet paid		181,059,707	172,261,267
Written-off credits		$ 32,216,067	65,230,574
Securities received guarantee repurchase transactions			$ 1,479,609,206

[1]	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.